S-K 1603(b) Conflicts of Interest	Aug. 14, 2025
SPAC Sponsor, Conflict of Interest [Line Items]
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conﬂicts of Interest

Under Cayman Islands law, our directors and officers owe the following fiduciary duties:

(i)     duty to act in good faith in what the director or ofﬁcer believes to be in the best interests of the company as a whole;

(ii)    duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

(iii)   directors should not improperly fetter the exercise of future discretion;

(iv)   duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;

(v)    duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

(vi)   duty to exercise independent judgment.

In addition to the above, our directors must also exercise their powers only for a proper purpose. Our directors also have a duty to exercise the skills they actually possess and such care and diligence that a reasonably prudent person would exercise in comparable circumstances. Our directors owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge skill and experience of that director. As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position at the expense of the company. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the memorandum and articles of association of the company or alternatively by shareholder approval at general meetings. In fulfilling their duty of care to us, our directors must ensure compliance with our second amended and restated memorandum and articles of association as may be amended from time to time. Our company has a right to seek damages against any director who breaches a duty owed to us.

Our sponsor and our officers and directors may sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination target. As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other special purpose acquisition company with which they may become involved.

Our officers and directors currently have certain fiduciary duties or contractual obligations that may take priority over their duties to us and there may be a conflict of interest in our director’s and officer’s determination as to how much time to devote to our affairs and to which entity a particular business opportunity is presented. Each of our officers and directors in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities, including without limitation, any future special purpose acquisition companies they may be involved. As a result, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he, she or it has then-current fiduciary or contractual obligations (including, without limitation, any future special purpose acquisition companies they may be involved, he or she may need to honor such fiduciary or contractual obligations to present such business combination opportunity to such entity.

To address the matters set out above, our second amended and restated memorandum and articles of association will provide that, subject to his or her fiduciary duties under Cayman Islands laws: (i) no individual serving as a director or an ofﬁcer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in any corporate opportunity offered to any officer or director and such opportunity is one we are legally and contractually permitted to undertake and would otherwise be reasonable for us to pursue. Subject to his or her fiduciary duties under Cayman Islands laws, if any of our officers or directors becomes aware of an acquisition opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations or with which he or she are affiliated, he or she may need to honor his or her fiduciary or contractual obligations to present such acquisition opportunity to such entity, and only present it to us if such entity rejects the opportunity, subject to his or her fiduciary duties under Cayman Islands laws. As a result, the fiduciary duties or contractual obligations of our officers or directors could result in conflicts of interest when our board evaluates a particular business opportunity and materially affect our ability to complete our initial business combination.

There may be actual or potential material conﬂicts of interest between our sponsor, its afﬁliates or promoters on the one hand, and the investors in this offering on the other hand. Potential investors should be aware of the following potential conﬂicts of interest:

Potential investors should be aware of the following potential conﬂicts of interest:

•        Our insiders will directly or indirectly own 1,437,500 insider shares (up to 187,500 ordinary shares of which are subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised) and, accordingly, may have a conﬂict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

•        The approximately $0.017 per share price that our initial shareholders paid for the insider shares creates an incentive whereby our sponsor, directors and ofﬁcers could potentially make a substantial proﬁt even if the company selects an acquisition target that subsequently declines in value and is unproﬁtable for public investors.

•        The personal and financial interests of our insiders may influence their motivation in timely identifying and pursuing an initial business combination or completing our initial business combination. The different timelines of competing business combinations could cause our insiders to prioritize a different business combination over finding a suitable acquisition target for our business combination. For example, if two targets are being evaluated by our management team, and one is more stable and has a better risk or stability profile for our public shareholders, but may take a longer time to diligence and go through the business combination process, while the other has a less favorable risk or stability profile for our public shareholders, but would be easier, quicker and more certain to guide through the business combination process, our management team may decide to choose what they believe to be the quicker and more certain path despite its less favorable risk or stability profile for our public shareholders, as our management team would likely not receive any financial benefit unless we consummated a business combination. Consequently, our insiders’ discretion in identifying and selecting a suitable target business may result in a conflict of interest when determining whether the terms, conditions and timing of a particular business combination are appropriate and in our shareholders’ best interest, which could negatively impact the timing for a business combination.

•        Our sponsor and members of our management team will directly or indirectly own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination, including the fact that they may lose their entire investment in us if our initial business combination is not completed, except to the extent they receive liquidating distributions from assets outside the trust account.

•        In the event we do not consummate a business combination within the proscribed period, the insider shares, private units and their underlying securities will expire worthless, which could create an incentive our initial shareholders to complete any transaction, regardless of its ultimate value.

•        Each of our ofﬁcers and directors may have a conﬂict of interest with respect to evaluating a particular business combination if the retention or resignation of any such ofﬁcers and directors was included by a target business as a condition to any agreement with respect to our initial business combination. In addition, certain of our officers or directors may receive compensation upon consummation of our initial business combination, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such compensation will not be received unless we consummate such business combination.

•        The insider shares owned by our insiders will be released from lock-up restrictions only if a business combination is successfully completed and subject to certain other limitations. Additionally, our insiders will not receive distributions from the trust account with respect to any of their insider shares if we do not complete a business combination. Furthermore, our insiders have agreed that the private units will not be sold or transferred by them until after we have completed our initial business combination. In addition, our insiders may loan funds to us after this offering to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses would only be reimbursed if we complete an initial business combination. For the foregoing reasons, the personal and ﬁnancial interests of our directors and executive ofﬁcers may inﬂuence their motivation in identifying and selecting a target business, completing a business combination in a timely manner and securing the release of their shares.

•        Similarly, if we agree to pay our sponsor or a member of our management team or one of their affiliates a finder’s fee, advisory fee, consulting fee or success fee in order to effectuate the completion of our initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as any such fee may not be paid unless we consummate such business combination, which, if made prior to the completion of our initial business combination, will be paid from available working capital (if any).

•        We will reimburse the sponsor for office space, utilities and secretarial and administrative support made available to us by our sponsor, in an amount equal to $10,000 per month.

•        Each of insiders presently has, and any of them in the future may have additional, ﬁduciary or contractual obligations to other entities pursuant to which such ofﬁcer or director is or will be required to present a business combination opportunity to such entity. As a result, our ofﬁcers or directors may present a potential target to our competitor that would have been presented to us or devote time to our affairs which may have a negative impact on our ability to complete our initial business combination.

•        Our ofﬁcers and directors may in the future become afﬁliated with entities, including other blank check companies, engaged in business activities similar to those intended to be conducted by our company.

•        Our ofﬁcers and directors are not required to, and will not, commit any speciﬁed amount of time to our affairs, and, accordingly, may have conﬂicts of interest in allocating management time among various business activities, including our search for a business combination, monitoring the related due diligence and their other businesses. Other than the foregoing, we do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our ofﬁcers is engaged in several other business endeavors for which he or she may be entitled to substantial compensation, and our ofﬁcers are not obligated to contribute any speciﬁc number of hours per week to our affairs.

•        In the course of their other business activities, our ofﬁcers and directors may become aware of investment and business opportunities which may be appropriate for presentation to our company as well as the other entities with which they are afﬁliated. Our management has pre-existing ﬁduciary duties and contractual obligations and may have conﬂicts of interest in determining to which entity a particular business opportunity should be presented. As a result, our ofﬁcers or directors may present a potential target to our competitor that would have been presented to us or devote time to our affairs which may have a negative impact on our ability to complete our initial business combination.

•        Our insiders are not prohibited from sponsoring, or otherwise becoming involved with, any other blank check companies prior to completing our initial business combination. Accordingly, if any of our ofﬁcers or directors becomes aware of a business combination opportunity that is suitable for an entity to which he or she has then current ﬁduciary or contractual obligations, he or she will honor his or her ﬁduciary or contractual obligations to present such opportunity to such entity and only present it to us if such entity rejects the opportunity, subject to his or her ﬁduciary duties under Cayman Islands law.

We are not prohibited from pursuing an initial business combination with a business combination target that is afﬁliated with our sponsor, ofﬁcers or directors or completing the business combination through a joint venture or other form of shared ownership with our sponsor, ofﬁcers or directors; accordingly, such afﬁliated person(s) may have a conﬂict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such afﬁliated person(s) would have interests different from our public shareholders and would likely not receive any ﬁnancial beneﬁt unless we consummated such business combination. In the event we seek to complete our initial business combination with a business combination target that is afﬁliated (as deﬁned in our second amended and restated memorandum and articles of association) with our sponsor, ofﬁcers or directors, we, or a committee of independent directors, would obtain an opinion from an independent investment banking or another independent entity that commonly renders valuation opinions stating that the consideration to be paid by us in such initial business combination is fair to our company from a ﬁnancial point of view. We are not required to obtain such an opinion in any other context. We cannot assure you that any of the above mentioned conﬂicts will be resolved in our favor.

If we seek shareholder approval, we will complete our initial business combination only if an ordinary resolution under Cayman Islands law and our second amended and restated memorandum and articles of association in favor of the business combination is passed. In such case, our sponsor and each member of our management team have agreed to vote their insider shares, private placement shares included in any private placement units and public shares purchased during or after this offering in favor of our initial business combination (except with respect to any such public shares which may not be voted in favor of approving the business combination transaction in accordance with the requirements of Rule 14e-5 under the Exchange Act and any SEC interpretations or guidance relating thereto).

SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

For a summary of the securities owned by our sponsor and the relevant terms, see illustration below:

Types of Securities	Number of Securities Before Offering Held	Number of Securities After Offering Held (assuming no over-allotment option exercised)	Natural Persons and Entities subject to Transfer Restrictions	Lock-Up Terms	Exceptions to Transfer Restrictions
Insider Shares	1,437,500	1,250,000	Our Sponsor, directors and officers

As provided in a letter agreement entered by and among the Company and the initial shareholders upon the effectiveness of this registration statement, our insiders have agreed not to transfer, assign or sell any of the insider shares (except to certain permitted transferees) until the earlier of 180 days after the date of the consummation of our initial business combination or the date on which the closing price of our ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination, or earlier, if, subsequent to our initial business combination, we consummate a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property (except as described herein under the section of this prospectus entitled “Principal Shareholders — Restrictions on Transfers of Insider Shares and Private Units”).

Transfers are permitted (i) among the insiders or to the insiders’ members, officers, directors, consultants or their affiliates; (ii) to a holder’s shareholders or members upon the holder’s liquidation, in each case if the holder is an entity, (iii) by bona fide gift to a member of the holder’s immediate family or to a trust, the beneficiary of which is the holder or a member of the holder’s immediate family, in each case for estate planning purposes, (iv) by virtue of the laws of descent and distribution upon death, (v) pursuant to a qualified domestic relations order, (vi) to the Company for no value for cancellation in connection with the consummation of a business combination, (vii) in connection with the consummation of a business combination at prices no greater than the price at which the securities were originally purchased, (viii) in the event of the Company’s liquidation prior to its consummation of an initial business combination or (ix) in the event that, subsequent to the consummation of an initial business combination, the Company completes a liquidation, merger, capital share exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property, in each case (except for clauses (vi), (viii) or (ix) or with the Company’s prior written consent) on the condition that prior to such registration for Transfer, the security agent shall be presented with written documentation pursuant to which each transferee or the trustee or legal guardian for such permitted transferee agrees to be bound by the transfer restrictions contained in any applicable agreement the transferor is bound by.

Private Units	0	238,168	Our Sponsor, directors and officers

As provided in a letter agreement entered by and among the Company and the initial shareholders upon the effectiveness of this registration statement, the private units and underlying securities will not be transferable, assignable or saleable until after the completion of our initial business combination (except as described herein under the section of this prospectus entitled “Principal Shareholders — Restrictions on Transfers of Insider Shares and Private Units”).

					Same as above.

Contractual Obligations [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	Each of insiders presently has, and any of them in the future may have additional, ﬁduciary or contractual obligations to other entities pursuant to which such ofﬁcer or director is or will be required to present a business combination opportunity to such entity. As a result, our ofﬁcers or directors may present a potential target to our competitor that would have been presented to us or devote time to our affairs which may have a negative impact on our ability to complete our initial business combination.